Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities - CAD ($) $ in Thousands	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2008
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						$ 6,083,661
2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					$ 1,551,433
2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities				$ 171,580
2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities			$ 169,415
2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities		$ 166,375
2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 2,756,911
Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,267,947
Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						5,218,700
Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						53,761
Trade and other payables [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					53,761
Trade and other payables [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						53,761
Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,851
Customer and other deposits [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					1,376
Customer and other deposits [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities				109
Customer and other deposits [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities			17
Customer and other deposits [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities		206
Customer and other deposits [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						143
Customer and other deposits [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,851
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						37,740
Satellite performance incentive payments [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					8,903
Satellite performance incentive payments [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities				7,466
Satellite performance incentive payments [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities			5,300
Satellite performance incentive payments [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities		3,111
Satellite performance incentive payments [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,169
Satellite performance incentive payments [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						9,791
Satellite performance incentive payments [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						30,705
Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						3,106
Other financial liabilities [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					3,106
Other financial liabilities [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						3,106
Interest rate swaps [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						5,582
Interest rate swaps [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					5,582
Interest rate swaps [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						5,367
Partnership units liability [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,309,800
Partnership units liability [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					1,309,800
Partnership units liability [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Partnership units liability [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Partnership units liability [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Partnership units liability [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Partnership units liability [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Partnership units liability [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,309,800
Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						4,671,821
Indebtedness [Member] | 2022 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities					$ 168,905
Indebtedness [Member] | 2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities				$ 164,005
Indebtedness [Member] | 2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities			$ 164,098
Indebtedness [Member] | 2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities		$ 163,058
Indebtedness [Member] | 2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 2,753,742
Indebtedness [Member] | Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						1,258,013
Indebtedness [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities						$ 3,814,110